Transactions and Balances with Related Parties (Details) - Schedule of consolidated statements of profit or loss and comprehensive profit and loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of consolidated statements of profit or loss and comprehensive profit and loss [Abstract]
General and administrative expenses	$ 625	$ 379
Net financial expenses	126	145
Total	$ 751	$ 524